Share-based Awards	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Awards
10.	Share-based awards

Compensation expense recognized for share-based awards was as follow:

	Years ended December 31,
Share-based compensation expenses (In thousands)	2018	2019	2020
—Restricted Shares owned by certain senior management(a)	2,282	169	—
—Share options(b)	—	—	50,607
Total	2,282	169	50,607

(a)	Restricted Shares

As described in note 8(ii), all ordinary shares of the Company held by certain senior management were subject to a vesting period of 5 years from January 2015 (which was shortened to 4 years on September 22, 2016).

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

A summary of the Restricted Shares activity for the years ended December 31, 2018, 2019 and 2020 is presented below:

(Number of shares)	Restricted Shares held by certain senior management
Outstanding as of January 1, 2018	48,128,889
Vested	(44,426,667)
Outstanding as of December 31, 2018	3,702,222
Vested	(3,702,222)
Outstanding as of December 31, 2019	—
Vested	—
Outstanding as of December 31, 2020	—

(b)	Share options

In December 2018, the Company adopted a share incentive plan, which is referred to as the 2018 Stock Option Scheme (“the 2018 Plan”). The purpose of the plan is to attract and retain the best available personnel by linking the personal interests of the members of the board, employees, and consultants to the success of the Company’s business and by providing such individuals with an incentive to reward their performance. Under the 2018 Plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted is 55,980,360 shares.

10.	Share-based awards (Continued)
(b)	Share options (Continued)

In July 2019, the Group adopted the Amended and Restated 2018 Stock Option Scheme (“Revised 2018 Plan”), which amends the previously adopted 2018 Stock Option Scheme, pursuant to which the Group may grant awards to directors, officers and employees. The maximum aggregate number of ordinary shares that may be issued under Revised 2018 Plan was 40,147,720 ordinary shares.

In July 2019, the shareholders and board of directors of the Company also approved the 2019 Share Incentive Plan (“the 2019 Plan”). Under the 2019 Plan, which will be increased by a number equal to 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year on the first day of each fiscal year, commencing with the fiscal year ended December 31, 2020, if determined and approved by the board of directors for the relevant fiscal year.

On December 31, 2018 and August 12, 2019, the Company granted 12,187,420 and 5,414,300 share options to employees and certain senior management pursuant to the 2018 Plan and the Revised 2018 Plan respectively.

On April 27, 2020, August 3, 2020 and November 27, 2020, the Company granted 4,963,017, 1,000,000 and 200,000 share options to employees, directors and officers respectively pursuant to the Revised 2018 Plan.

These options were granted with exercise prices denominated in US$. The grantees can exercise vested options after the commencement date of exercise and before the end of its contractual term (i.e. 6 years after the commencement date of exercise). The commencement date of exercise is 6 months after the completion of the IPO.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized by graded vesting method.

A summary of the changes in the share options granted by the Company during the year ended December 31, 2018, 2019 and 2020 is as follows:

	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2018	—	—	—
Granted	12,187,420	$0.51	$37,604,315
Outstanding as of December 31, 2018	12,187,420	$0.51	$37,604,315
Exercisable as of December 31, 2018	—	—	—
Granted	5,414,300	$0.54	$15,919,687
Forfeited	(205,980)	$0.50	$(572,154)
Outstanding as of December 31, 2019	17,395,740	$0.52	$52,951,848
Exercisable as of December 31, 2019	—	—	—
Granted	6,163,017	$0.55	$7,668,544
Forfeited	(683,280)	$0.67	$(1,733,224)
Exercised	(576,720)	$0.50	$(1,804,198)
Outstanding as of December 31, 2020	22,298,757	$0.54	$57,082,970

10.	Share-based awards (Continued)
(b)	Share options (Continued)

The Group calculated the estimated fair value of an options on the grant date using the binomial option pricing model with assistance from an independent valuation firm. Assumptions used to determine the fair value of share options granted during the year ended December 31, 2018, 2019 and 2020 is summarized in the following table:

	Years ended December 31,
(In thousands)	2018	2019	2020
Risk-free interest rate(i)	2.60%	1.53%	0.33%-0.88%
Expected dividend yield(ii)	0.00%	0.00%	0.00%
Expected volatility(iii)	34.88%	36.88%	37.94%-40.07%
Grant date fair value	$3.64	$3.48	$0.98-$1.93

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.
(iii)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.

As of December 31, 2020, there were US$8,891 thousands of unrecognized share-based compensation expenses related to share options granted by Company.